Investments in Associates and Joint Ventures - Details of the Changes in Investments in Associates and Joint Ventures Accounted for using the Equity Method (Parenthetical) (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of investments in associates and joint ventures [Line Items]
Impairment losses for financial assets	₩ 59,184	₩ 34,643	₩ 45,929
Purchase of investments in cash	170,292	264,015	₩ 206,340
Financial assets measured at fair value	1,454,361	710,272
Health Connect Co., Ltd. and others [member]
Disclosure of investments in associates and joint ventures [Line Items]
Disposal value of investments	1,142
Twenty Ten KIF Stone Bridge IT Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Disposal value of investments	2,056
SK Telecom Smart City Management Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Disposal value of investments	1,984
Laguna Dynamic Game Contents Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments	1,600
KDX Korea Data Exchange [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments	1,342
Walden SKT Venture Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments	708
Associates [member]
Disclosure of investments in associates and joint ventures [Line Items]
Financial assets measured at fair value	3,621
Carrot General Insurance Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash		6,800
Carrot General Insurance Co Ltd [Member] | Common Stock [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash		₩ 6,800
Shares acquired through investments in associates		1,360,000
Carrot General Insurance Co Ltd [Member] | Preferred Stock [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	₩ 13,200
Shares acquired through investments in associates	2,640,000
Hello Nature Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Impairment losses for financial assets	₩ 434	₩ 8,333